Billings in Excess of Costs (Details) - USD ($)	Apr. 30, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Costs incurred on uncompleted contracts	$ 1,444,069	$ 853,787	$ 2,033,840	$ 7,863,873
Billings to date	(1,168,360)	(143,135)
Costs in Excess of Billing	275,709	710,652
Included in the accompanying balance sheets as follows:
Costs in excess of billings on uncompleted contracts	1,172,900	710,652	0	0
Billings on uncompleted contracts in excess of costs	$ (897,191)	$ 0	(3,489,776)	(3,847,085)
Billings in Excess of Cost			$ (3,489,776)	$ (3,847,085)